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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-01540
AIM Funds Group

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)
Registrant ’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 9/30/09

Item 1. Schedule of Investments.

AIM Basic Balanced Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	BBA-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments (a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—74.94%

Advertising—4.51%

Interpublic Group of Cos., Inc. (The) (b)	1,757,324	$13,215,076
Omnicom Group Inc.	468,002	17,287,994

		30,503,070

Asset Management & Custody Banks—1.84%

State Street Corp.	237,150	12,474,090

Brewers—1.61%

Molson Coors Brewing Co. -Class B	223,683	10,888,888

Casinos & Gaming—0.96%

International Game Technology	300,826	6,461,742

Communications Equipment—1.33%

Nokia Corp. -ADR (Finland)	612,992	8,961,943

Computer Hardware—2.74%

Dell Inc. (b)	1,216,226	18,559,609

Construction Materials—1.56%

Cemex S.A.B. de C.V. -ADR (Mexico)(b)	817,056	10,556,364

Consumer Finance—3.98%

American Express Co.	551,509	18,696,155
SLM Corp. (b)	941,122	8,206,584

		26,902,739

Data Processing & Outsourced Services—2.51%

Alliance Data Systems Corp. (b)	144,639	8,834,550
Western Union Co.	429,242	8,121,259

		16,955,809

Department Stores—1.77%

Kohl’s Corp. (b)	97,760	5,577,208
Nordstrom, Inc.	208,699	6,373,667

		11,950,875

Diversified Capital Markets—1.44%

UBS AG (Switzerland)(b)	531,311	9,728,304

Education Services—0.39%

Apollo Group, Inc. -Class A (b)	35,737	2,632,745

Electronic Manufacturing Services—2.69%

Flextronics International Ltd. (Singapore)(b)	770,858	5,750,601
Tyco Electronics Ltd. (Switzerland)	557,925	12,430,569

		18,181,170

General Merchandise Stores—2.23%

Target Corp.	322,807	15,068,631

Health Care Equipment—1.06%

Baxter International Inc.	125,441	7,151,391

Home Improvement Retail—1.47%

Home Depot, Inc. (The)	372,193	9,915,222

Hotels, Resorts & Cruise Lines—0.92%

Marriott International, Inc. -Class A	224,975	6,207,060

Household Appliances—1.17%

Whirlpool Corp.	113,236	7,921,991

Human Resource & Employment Services—2.75%

Robert Half International, Inc.	744,373	18,624,212

Industrial Conglomerates—1.43%

Tyco International Ltd.	280,274	9,663,848

Industrial Machinery—3.87%

Illinois Tool Works Inc.	319,388	13,641,061
Ingersoll-Rand PLC (Ireland)	407,376	12,494,222

		26,135,283

Investment Banking & Brokerage—1.98%

Morgan Stanley	433,754	13,394,324

Managed Health Care—4.82%

Aetna Inc.	475,636	13,236,950
UnitedHealth Group Inc.	773,428	19,366,637

		32,603,587

Movies & Entertainment—0.84%

Walt Disney Co. (The)	206,467	5,669,584

Oil & Gas Drilling—0.48%

Transocean Ltd. (b)	38,121	3,260,489

Oil & Gas Equipment & Services—2.48%

Halliburton Co.	320,686	8,697,004
Schlumberger Ltd.	134,989	8,045,345

		16,742,349

Other Diversified Financial Services—5.15%

Bank of America Corp.	839,568	14,205,491
Citigroup Inc.	731,872	3,542,260
JPMorgan Chase & Co.	390,272	17,101,719

		34,849,470

Packaged Foods & Meats—0.89%

Unilever N.V. (Netherlands)	209,349	6,043,383

Pharmaceuticals—0.76%

Sanofi-Aventis S.A. (France)	69,583	5,106,558
See accompanying notes which are an integral part of this schedule.
AIM Basic Balanced Fund

	Shares	Value

Property & Casualty Insurance—2.92%

XL Capital Ltd. -Class A	1,132,692	$19,776,802

Regional Banks—0.92%

Fifth Third Bancorp	616,090	6,240,992

Semiconductor Equipment—6.85%

ASML Holding N.V. (Netherlands)	1,023,618	30,185,839
KLA-Tencor Corp.	449,574	16,121,724

		46,307,563

Specialized Finance—1.86%

Moody’s Corp.	615,568	12,594,521

Systems Software—2.76%

CA, Inc.	391,162	8,601,652
Microsoft Corp.	389,129	10,074,550

		18,676,202

Total Common Stocks & Other Equity Interests (Cost $490,811,963)		506,710,810

	Principal
	Amount

U.S. Government Sponsored Mortgage-Backed Securities—8.90%

Federal Home Loan Mortgage Corp. (FHLMC)—3.06%

Pass Through Ctfs., 5.50%, 02/01/15 to 02/01/37	$9,921,434	10,440,310
7.00%, 06/01/15 to 06/01/32	2,568,104	2,833,584
6.50%, 01/01/16 to 01/01/35	1,602,688	1,715,668
6.00%, 03/01/17 to 01/01/34	2,642,056	2,823,624
4.50%, 10/01/18	177,418	187,472
8.00%, 01/01/27	577,963	655,743
7.50%, 11/01/30 to 03/01/32	254,909	286,389
5.00%, 10/01/33	194,143	201,644
Pass Through Ctfs., TBA,
4.50%, 10/01/39(c)(d)	1,500,000	1,517,813

		20,662,247

Federal National Mortgage Association (FNMA)—4.96%

Pass Through Ctfs.,
8.50%, 03/01/10 to 01/01/23	62,962	71,724
7.50%, 11/01/15 to 05/01/32	1,789,898	2,027,920
7.00%, 12/01/15 to 09/01/32	1,696,587	1,859,479
6.50%, 05/01/16 to 01/01/37	1,007,450	1,090,812
5.00%, 11/01/17 to 11/01/18	1,156,359	1,228,855
5.50%, 03/01/21 to 11/01/33	174,166	183,270
8.00%, 08/01/21 to 10/01/30	286,327	323,136
6.00%, 03/01/22 to 03/01/37	110,816	117,063
8.50%, 10/01/28(e)	590,869	674,946
Pass Through Ctfs., TBA,
4.00%, 10/01/24(c)(d)	1,000,000	1,017,500
4.50%, 10/01/24 to 10/01/39(c)(d)	5,000,000	5,110,625
5.00%, 10/01/24(c)	350,000	367,008
5.50%, 10/01/24(c)(d)	500,000	528,828
5.00%, 10/01/39(c)(d)	10,000,000	10,329,690
5.50%, 10/01/39(c)	3,500,000	3,661,329
6.00%, 10/01/39(c)(d)	4,700,000	4,959,233

		33,551,418

Government National Mortgage Association (GNMA)—0.88%

Pass Through Ctfs.,
5.00%, 03/15/18	905,143	960,937
8.00%, 08/15/22 to 01/20/31	308,501	348,666
7.50%, 06/15/23 to 05/15/32	660,809	739,058
8.50%, 11/15/24 to 02/15/25	75,069	86,091
6.00%, 03/15/29 to 11/15/32	335,510	358,104
7.00%, 02/15/31 to 05/15/32	500,938	553,447
6.50%, 03/15/31 to 02/15/37	2,501,918	2,688,542
5.50%, 09/15/33 to 05/15/35	204,879	216,142

		5,950,987

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $58,316,422)		60,164,652

Bonds & Notes—8.55%

Aerospace & Defense—0.18%

BAE Systems Holdings Inc., Sr. Unsec. Gtd. Notes, 4.95%, 06/01/14(f)	475,000	499,189
6.38%, 06/01/19(f)	655,000	722,613

		1,221,802

Asset Management & Custody Banks—0.14%

Bank of New York Mellon Corp. (The), Sr. Unsec. Notes, 4.30%, 05/15/14	375,000	396,711
Sr. Unsec. Unsub. Notes, 5.45%, 05/15/19	525,000	571,527

		968,238

Broadcasting—0.22%

COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(f)	640,000	785,033
COX Enterprises Inc., Sr. Unsec. Notes, 7.88%, 09/15/10(f)	645,000	675,813

		1,460,846

Diversified Banks—0.83%

Barclays Bank PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 6.75%, 05/22/19	1,135,000	1,262,145
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Unsub. Floating Rate Medium-Term Euro Notes, 4.01%, 04/17/14(g)	1,804,500	1,944,798
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Unsub. Medium-Term Notes, 4.88%, 08/25/14(f)	760,000	772,449
See accompanying notes which are an integral part of this schedule.
AIM Basic Balanced Fund

	Principal
	Amount	Value

Diversified Banks—(continued)

Standard Chartered PLC (United Kingdom), Sr. Notes, 5.50%, 11/18/14(f)	$1,140,000	$1,230,505
Wachovia Corp., Series G, Sr. Unsec. Medium-Term Notes, 5.50%, 05/01/13	390,000	418,824

		5,628,721

Diversified Capital Markets—0.08%

UBS AG (Switzerland), Sr. Unsec. Medium-Term Notes, 5.75%, 04/25/18	520,000	527,591

Diversified Chemicals—0.11%

Cabot Corp., Sr. Unsec. Notes, 5.00%, 10/01/16	780,000	777,305

Electric Utilities—0.60%

Carolina Power & Light Co., Sec. First Mortgage Bonds, 5.30%, 01/15/19	330,000	359,956
DCP Midstream LLC, Sr. Unsec. Notes, 7.88%, 08/16/10	1,650,000	1,736,299
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(f)	600,000	598,380
Ohio Power Co., Series 1, Sr. Unsec. Notes, 5.38%, 10/01/21	950,000	965,525
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	355,000	409,878

		4,070,038

Gold—0.14%

Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	950,000	951,021

Health Care Distributors—0.08%

CareFusion Corp., Sr. Unsec. Notes, 6.38%, 08/01/19(f)	475,000	515,094

Health Care Services—0.21%

Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	1,300,000	1,425,997

Hotels, Resorts & Cruise Lines—0.21%

Hyatt Hotels Corp., Sr. Unsec. Unsub. Notes, 5.75%, 08/15/15(f)	1,400,000	1,454,940

Integrated Oil & Gas—0.08%

Husky Energy Inc. (Canada), Sr. Unsec. Unsub. Global Notes, 7.25%, 12/15/19	470,000	540,396

Integrated Telecommunication Services—0.63%

AT&T Inc., Sr. Unsec. Unsub. Global Notes, 6.55%, 02/15/39	585,000	640,751
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Notes, 3.75%, 05/20/11(f)	880,000	909,631
DirecTV Holdings LLC/DirecTV Financing Co. Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.63%, 05/15/16	960,000	1,033,200
Windstream Georgia Communications Corp., Sr. Unsec. Deb., 6.50%, 11/15/13	1,678,000	1,667,973

		4,251,555

Investment Banking & Brokerage—0.54%

Jefferies Group Inc., Sr. Unsec. Notes, 8.50%, 07/15/19	950,000	1,010,956
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	860,000	918,747
Series F, Sr. Unsec. Medium-Term Global Notes, 5.95%, 12/28/17	1,660,000	1,707,433

		3,637,136

Life & Health Insurance—0.50%

Hartford Life Global Funding Trusts, Sr. Sec. Unsub. Floating Rate Medium-Term Notes, 0.59%, 10/15/09(g)	1,015,000	1,014,945
MetLife Inc., Sr. Unsec. Global Notes, 7.72%, 02/15/19	1,385,000	1,633,599
Prudential Financial Inc., Series D, Sr. Unsec. Unsub. Medium-Term Notes, 7.38%, 06/15/19	655,000	732,588

		3,381,132

Mortgage Backed Securities—0.35%

U.S. Bank N.A., Sr. Unsec. Unsub. Medium-Term Global Notes, 5.92%, 05/25/12	2,216,887	2,380,034

Multi-Line Insurance—0.10%

Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(f)	730,000	680,163

Multi-Utilities—0.11%

Dominion Resources Inc., Sr. Unsec. Unsub. Notes, 5.20%, 08/15/19	710,000	742,716

Oil & Gas Equipment & Services—0.14%

SEACOR Holdings Inc., Sr. Notes, 7.38%, 10/01/19	950,000	956,563

Oil & Gas Exploration & Production—0.34%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 7.63%, 03/15/14	1,535,000	1,755,177
EOG Resources Inc., Sr. Unsec. Unsub. Notes, 5.63%, 06/01/19	500,000	549,231
XTO Energy Inc., Sr. Unsec. Unsub. Notes, 5.75%, 12/15/13	20,000	21,691

		2,326,099

See accompanying notes which are an integral part of this schedule.
AIM Basic Balanced Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation—0.17%

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	$1,100,000	$1,138,190

Other Diversified Financial Services—1.38%

Bank of America Corp., Series L, Sr. Unsec. Unsub. Medium-Term Notes, 7.38%, 05/15/14	315,000	351,658
Bear Stearns Cos. LLC (The), Sr. Unsec. Unsub. Floating Rate Notes, 0.91%, 07/19/10(g)	3,070,000	3,082,654
Citigroup Inc., Sr. Unsec. Medium-Term Notes, 5.50%, 10/15/14	900,000	902,117
General Electric Capital Corp., Sr. Unsec. Unsub. Global Notes, 5.90%, 05/13/14	1,465,000	1,581,166
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.75%, 05/01/13	1,280,000	1,346,933
Sr. Unsec. Unsub. Global Notes, 6.30%, 04/23/19	465,000	512,598
Merrill Lynch & Co. Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	860,000	908,966
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs. Notes, 1.39% (Acquired 12/07/04-10/23/06; Cost $1,609,000)(f)(g)(h)(i)	1,610,000	5,233
Two-Rock Pass-Through Trust (Bermuda), Floating Rate Pass Through Ctfs. Notes, 1.40% (Acquired 11/10/06; Cost $1,596,882)(f)(g)(h)	1,595,000	5,184
Windsor Financing LLC, Sr. Sec. Gtd. Notes, 5.88%, 07/15/17(f)	821,612	627,391

		9,323,900

Paper Packaging—0.13%

Bemis Co. Inc., Sr. Unsec. Unsub. Notes, 5.65%, 08/01/14	800,000	854,951

Paper Products—0.07%

International Paper Co., Sr. Unsec. Unsub. Global Bonds, 7.50%, 08/15/21	475,000	505,414

Regional Banks—0.11%

PNC Capital Trust C, Jr. Unsec. Gtd. Sub. Floating Rate Trust Pfd. Capital Securities, 0.93%, 06/01/28(g)	1,175,000	717,346

Research & Consulting Services—0.34%

Erac USA Finance Co., Unsec. Gtd. Notes, 5.80%, 10/15/12(f)	2,240,000	2,303,698

Retail REIT’s—0.11%

Simon Property Group LP, Sr. Unsec. Unsub. Notes, 6.75%, 05/15/14	685,000	735,360

Sovereign Debt—0.10%

Brazilian Government International Bond (Brazil), Sr. Unsec. Unsub. Global Notes, 5.88%, 01/15/19	610,000	654,987

Specialized Finance—0.07%

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes, 2.63%, 09/16/12	440,000	443,568

Steel—0.07%

ArcelorMittal (Luxembourg), Sr. Unsec. Unsub. Global Notes, 9.00%, 02/15/15	390,000	447,722

Trading Companies & Distributors—0.07%

GATX Corp., Notes, 4.75%, 10/01/12	450,000	454,624

Trucking—0.34%

Stagecoach Transport Holdings PLC (The) (United Kingdom), Sr. Unsec. Unsub. Yankee Notes, 8.63%, 11/15/09	2,300,000	2,304,439

Total Bonds & Notes (Cost $58,842,835)		57,781,586

Asset-Backed Securities—5.91%

Accredited Mortgage Loan Trust, Series 2003-3, Class A3, Floating Rate Pass Through Ctfs., 0.63%, 01/25/34(g)	117,279	72,252
BA Credit Card Trust, Series 2006-B4, Class B4, Floating Rate Pass Through Ctfs., 0.32%, 03/15/12(g)	2,550,000	2,548,307
Banc of America Mortgage Securities Inc., Series 2003-D, Class 2A1, Floating Rate Pass Through Ctfs., 3.92%, 05/25/33(g)	386,951	353,108
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 4.56%, 08/25/33(g)	945,233	848,181
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	235,000	231,235
Series 2005-PWR8, Class A4, Pass Through Ctfs., 4.67%, 06/11/41	2,205,000	2,127,932
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.46%, 03/11/39(g)	1,465,000	1,417,155
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	1,185,000	1,132,271
See accompanying notes which are an integral part of this schedule.
AIM Basic Balanced Fund

	Principal
	Amount	Value

Asset-Backed Securities—(continued)

Chase Issuance Trust, Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	$1,190,000	$1,289,640
Series 2009-A3, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	525,000	533,841
Citigroup Mortgage Loan Trust Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 3.29%, 08/25/34(g)	2,098,121	2,020,058
Countrywide Asset-Backed Ctfs., Series 2004-6, Class 2A5, Floating Rate Pass Through Ctfs., 0.64%, 11/25/34(g)	377,733	288,935
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB7, Class 1A2, Variable Rate Pass Through Ctfs., 4.38%, 11/20/34(g)	695,168	544,861
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR3, Class 5A1, Variable Rate Pass Through Ctfs., 3.78%, 04/25/34(g)	537,079	493,232
Series 2004-AR7, Class 2A1, Variable Rate Pass Through Ctfs., 3.94%, 11/25/34(g)	625,577	530,929
Series 2004-C4, Class A6, Pass Through Ctfs., 4.69%, 10/15/39	2,850,000	2,747,357
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	1,205,000	1,131,898
GSR Mortgage Loan Trust, Series 2004-5, Class 2A1, Variable Rate Pass Through Ctfs., 3.84%, 05/25/34(g)	422,329	334,900
Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, Pass Through Ctfs., 2.79%, 01/15/13	955,000	972,888
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, Pass Through Ctfs., 6.53%, 07/14/16(f)	835,000	882,197
MASTR Asset Securitization Trust, Series 2003-8, Class 1A1, Pass Through Ctfs., 5.50%, 09/25/33	1,832,255	1,828,288
MLCC Mortgage Investors, Inc., Series 2003-G, Class A1, Floating Rate Pass Through Ctfs., 0.57%, 01/25/29(g)	483,527	377,012
Morgan Stanley Capital I, Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(g)	645,000	647,592
Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	1,500,000	1,477,692
Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	1,051,638	1,080,301
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, Variable Rate Pass Through Ctfs., 4.00%, 08/25/34(g)	335,106	272,867
Nissan Auto Receivables Owner Trust, Series 2006-B, Class A4, Pass Through Ctfs., 5.22%, 11/15/11	664,656	675,283
Nomura Asset Acceptance Corp., Series 2005-AR1, Class 2A1, Floating Rate Pass Through Ctfs., 0.53%, 02/25/35(g)	54,764	44,180
Option One Mortgage Securities Corp., Series 2007-4A, Floating Rate Notes, 0.35%, 04/25/12 (Acquired 05/11/07; Cost $839,196)(f)(g)	839,196	335,679
Specialty Underwriting & Residential Finance, Series 2003-BC3, Class A, Floating Rate Pass Through Ctfs., 0.95%, 08/25/34(g)	8,370	5,519
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-3AC, Class A1, Floating Rate Pass Through Ctfs., 3.26%, 03/25/34(g)	749,786	649,826
Series 2005-1, Class 1A1, Variable Rate Pass Through Ctfs., 3.81%, 02/25/35(g)	340,150	220,685
Structured Asset Securities Corp., Series 2003-37A, Class 7A, Variable Rate Pass Through Ctfs., 4.16%, 12/25/33(g)	216,672	172,445
Series 2004-2AC, Class A1, Floating Rate Pass Through Ctfs., 3.58%, 02/25/34(g)	1,352,339	1,208,611
Series 2007-OSI, Class A2, Floating Rate Pass Through Ctfs., 0.34%, 06/25/37(g)	1,522,395	1,176,220
USAA Auto Owner Trust, Series 2006-2, Class A4, Pass Through Ctfs., 5.37%, 02/15/12	715,739	729,639
Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	1,550,000	1,589,043
Vanderbilt Mortgage Finance, Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	1,006,297	1,004,286
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	2,080,000	2,040,083
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(g)	810,000	808,511
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.85%, 08/25/33(g)	1,597,166	1,511,848
See accompanying notes which are an integral part of this schedule.
AIM Basic Balanced Fund

	Principal
	Amount	Value

Asset-Backed Securities—(continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 4.55%, 12/25/34(g)	$1,744,469	$1,603,732

Total Asset-Backed Securities (Cost $40,790,497)		39,960,519

U.S. Treasury Securities—2.08%

U.S. Treasury Notes—0.77%

3.25%, 12/31/09	2,300,000	2,317,340
3.63%, 08/15/19	2,800,000	2,874,375

		5,191,715

U.S. Treasury Bonds—1.31%

5.38%, 02/15/31	5,205,000	6,186,630
3.50%, 02/15/39	1,725,000	1,562,742
4.50%, 08/15/39	1,060,000	1,142,813

		8,892,185

Total U.S. Treasury Securities (Cost $13,842,253)		14,083,900

	Shares

Preferred Stocks—1.34%

Office Services & Supplies—1.34%

Pitney Bowes International Holdings Inc., Series D, 0.43% Pfd. (Cost $9,833,737)	102	9,089,142

Money Market Funds—2.42%

Liquid Assets Portfolio-Institutional Class (j)	8,194,425	8,194,425
Premier Portfolio-Institutional Class (j)	8,194,425	8,194,425

Total Money Market Funds (Cost $16,388,850)		16,388,850

TOTAL INVESTMENTS—104.14% (Cost $688,826,557)		704,179,459

OTHER ASSETS LESS LIABILITIES—(4.14)%		(27,990,333)

NET ASSETS—100.00%		$676,189,126

Investment Abbreviations:

ADR	— American Depositary Receipt
Ctfs.	— Certificates
Deb.	— Debentures
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
TBA	— To Be Announced
Unsec.	— Unsecured
Unsub.	— Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased on forward commitment basis.

(d)	This security is subject to dollar roll transactions. See Note 1D.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2009 was $13,003,192, which represented 1.92% of the Fund’s Net Assets.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2009.

(h)	Perpetual bond with no specified maturity date.

(i)	Defaulted security. Currently, the issuer is fully in default with respect to interest payments. The value of this security at September 30, 2009 represented less than 0.01% of the Fund’s Net Assets.

(j)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM Basic Balanced Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
AIM Basic Balanced Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
AIM Basic Balanced Fund

D.	Dollar Roll and Forward Commitment Transactions — (continued)
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
AIM Basic Balanced Fund

H.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
I.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
AIM Basic Balanced Fund

I.	Swap Agreements — (continued)
Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$492,913,821	$30,185,839	$9,089,142	$532,188,802
U.S. Treasury Debt Securities	—	14,083,900	—	14,083,900
U.S. Government Sponsored Mortgage-Backed Debt Securities	—	60,164,652	—	60,164,652
Corporate Debt Securities	—	57,126,599	—	57,126,599
Asset Backed Securities	—	39,960,519	—	39,960,519

Foreign Government Debt Securities	—	654,987	—	654,987

				704,179,459

Other Investments*	99,428	—	—	99,428

Total Investments	$493,013,249	$202,176,496	$9,089,142	$704,278,887

*	Other Investments include futures, which are included at unrealized appreciation.
AIM Basic Balanced Fund

NOTE 3 — Derivative Investments
Open Futures Contracts at Period-End

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	112	December-2009/Long	$24,300,500	$131,009
U.S. Treasury 5 Year Notes	25	December-2009/Long	2,902,344	32,652

Subtotal			$27,202,844	$163,661

U.S. Treasury 10 Year Notes	57	December-2009/Short	(6,744,703)	(38,419)
U.S. Treasury 30 Year Bonds	15	December-2009/Short	(1,820,625)	(25,814)

Subtotal			$(8,565,328)	$(64,233)

Total				$99,428

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $212,586,974 and $272,671,962, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$74,497,760

Aggregate unrealized (depreciation) of investment securities	(73,471,507)

Net unrealized appreciation of investment securities	$1,026,253

Cost of investments for tax purposes is $703,153,206.
AIM Basic Balanced Fund

AIM European Small Company Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	ESC-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—88.00%
Austria—3.99%
Andritz AG	108,292	$5,400,701
Semperit AG Holding	57,142	2,161,574

		7,562,275

Brazil—2.17%
Ocean Wilsons Holdings Ltd.	325,000	4,103,789

France—2.88%
Alten (a)	34,787	936,612
Euler Hermes S.A.	22,763	1,952,007
Sword Group	78,300	2,578,092

		5,466,711

Germany—5.11%
MorphoSys AG (a)	74,447	1,862,934
Takkt AG	223,624	2,817,576
Wirecard AG	419,819	5,000,813

		9,681,323

Greece—6.04%
Intralot S.A.	741,692	5,135,122
Jumbo S.A.	478,000	6,314,650

		11,449,772

Ireland—7.79%
CPL Resources PLC	719,700	2,074,637
DCC PLC	236,379	6,119,659
Paddy Power PLC	216,188	6,581,300

		14,775,596

Israel—0.79%
VIZRT Ltd. (a)	411,605	1,503,537

Italy—0.55%
Cementir Holding S.p.A.	200,356	1,050,372

Netherlands—3.95%
Aalberts Industries N.V.	227,014	3,052,968
Koninklijke BAM Groep N.V.	80,511	931,214
Mediq N.V.	104,860	1,739,246
Sligro Food Group N.V.	60,585	1,770,777

		7,494,205

Norway—6.62%
ODIM A.S.A.	191,828	1,079,310
Prosafe S.E.	380,600	1,960,888
Q-Free A.S.A. (a)	372,000	1,345,985
TGS Nopec Geophysical Co. A.S.A. (a)	459,307	6,878,127
Veidekke A.S.A.	172,300	1,292,755

		12,557,065

	Shares	Value

Spain—0.55%
Miquel y Costas & Miquel, S.A.	44,427	$1,045,411

Sweden—5.03%
Acando A.B.	928,000	1,903,755
Modern Times Group -Class B	40,482	1,750,960
Oriflame Cosmetics S.A. -SDR	83,562	4,279,609
Poolia A.B. -Class B	346,300	1,599,689

		9,534,013

Switzerland—8.44%
Aryzta AG (a)	85,639	3,427,544
Mobilezone Holding AG (a)	636,714	4,828,864
Nobel Biocare Holding AG	51,011	1,688,247
Schweiter Technologies AG	12,121	6,046,542

		15,991,197

Turkey—0.95%
Yazicilar Holding A.S. -Class A	296,321	1,796,671

United Kingdom—33.14%
Abcam PLC	103,000	1,432,290
Alterian PLC (a)	149,350	415,364
Amlin PLC	362,057	2,219,305
Chemring Group PLC	66,726	2,606,579
Diploma PLC	408,327	1,129,091
Education Development International PLC	610,200	1,287,421
Game Group PLC	702,634	1,793,530
Halma PLC	645,482	2,238,816
Hargreaves Services PLC	56,028	685,080
Homeserve PLC	246,211	6,265,058
IG Group Holdings PLC	566,475	3,022,179
Informa PLC	357,240	1,800,840
Intec Telecom Systems PLC (a)	850,000	1,338,227
Kier Group PLC	263,548	4,983,323
Lancashire Holdings Ltd.	702,432	5,737,197
Mears Group PLC	766,454	3,583,328
Melorio PLC (a)	357,500	811,407
Mitie Group PLC	1,292,214	5,211,063
Morgan Sindall PLC	171,000	1,816,209
Playtech Ltd.	197,400	1,217,893
Prostrakan Group PLC (a)	730,000	1,443,918
Savills PLC	188,469	1,001,929
Spectris PLC	134,018	1,513,387
Tribal Group PLC	750,000	1,195,773
Ultra Electronics Holdings PLC	246,850	5,279,148
VT Group PLC	310,064	2,795,150

		62,823,505

Total Common Stocks & Other Equity Interests (Cost $140,341,004)		166,835,442

See accompanying notes which are an integral part of this schedule.
AIM European Small Company Fund

	Shares	Value

Preferred Stocks—1.30%
Germany—1.30%
Fuchs Petrolub AG -Pfd. (Cost $1,166,621)	33,540	$2,462,456
Money Market Funds—11.53%
Liquid Assets Portfolio-Institutional Class (b)	10,933,263	10,933,263
Premier Portfolio-Institutional Class (b)	10,933,263	10,933,263
Total Money Market Funds (Cost $21,866,526)		21,866,526
TOTAL INVESTMENTS—100.83% (Cost $163,374,151)		191,164,424
OTHER ASSETS LESS LIABILITIES—(0.83)%		(1,581,939)

NET ASSETS—100.00%		$189,582,485

Investment Abbreviations:

Pfd.	—	Preferred
SDR	—	Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)		Non-income producing security.
(b)		The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
AIM European Small Company Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
AIM European Small Company Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Austria	$2,161,574	$5,400,701	$—	$7,562,275
Brazil	4,103,789	—	—	4,103,789
France	3,514,704	1,952,007	—	5,466,711
Germany	7,142,966	5,000,813	—	12,143,779
Greece	5,135,122	6,314,650	—	11,449,772
Ireland	14,775,596	—	—	14,775,596
Israel	1,503,537	—	—	1,503,537
Italy	1,050,372	—	—	1,050,372
Netherlands	5,754,959	1,739,246	—	7,494,205
Norway	9,918,325	2,638,740	—	12,557,065
Spain	1,045,411	—	—	1,045,411
Sweden	3,654,715	5,879,298	—	9,534,013
Switzerland	8,256,408	7,734,789	—	15,991,197
Turkey	1,796,671	—	—	1,796,671
Untied Kingdom	43,767,026	19,056,479	—	62,823,505
United States	21,866,526	—	—	21,866,526

Total Investments	$135,447,701	$55,716,723	$—	$191,164,424

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $45,992,005 and $31,184,689, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$37,601,763
Aggregate unrealized (depreciation) of investment securities	(9,846,058)

Net unrealized appreciation of investment securities	$27,755,705

Cost of investments for tax purposes is $163,408,719.
AIM European Small Company Fund

AIM Global Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	GCE-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.98%

Australia—3.05%

Australia and New Zealand Banking Group Ltd.	58,322	$1,250,704
BHP Billiton Ltd.	48,533	1,604,393

		2,855,097

Bermuda—0.96%

PartnerRe Ltd.	11,668	897,736

Brazil—0.67%

Companhia Energetica de Minas Gerais S.A. -ADR	11,695	177,764
Natura Cosmeticos S.A.	5,500	98,859
Petroleo Brasileiro S.A. -ADR	4,176	191,678
Vale S.A. -ADR	7,073	163,598

		631,899

Canada—3.90%

Agrium Inc.	18,691	932,049
EnCana Corp.	16,347	942,394
Intact Financial Corp.	24,501	776,971
Toronto-Dominion Bank (The)	15,540	1,003,317

		3,654,731

China—0.44%

China Construction Bank Corp. -Class H	155,000	123,141
CNOOC Ltd.	133,575	180,619
Soho China Ltd.	200,000	106,531

		410,291

Egypt—0.19%

Al Ezz Steel Rebars S.A.E.	18,456	51,025
Orascom Telecom Holding S.A.E. -GDR	4,081	126,878

		177,903

Finland—1.36%

Nokia Corp. -ADR	86,963	1,271,399

France—6.04%

Publicis Groupe	17,537	704,548
Sanofi-Aventis S.A.	18,075	1,326,488
Societe Generale	12,313	991,016
Total S.A.	27,254	1,622,496
Unibail-Rodamco -REIT	4,862	1,011,389

		5,655,937

Germany—2.14%

BASF S.E.	19,200	1,017,382
Bayerische Motoren Werke AG	20,513	990,217

		2,007,599

Hong Kong—3.04%

Cheung Kong (Holdings) Ltd.	54,000	679,945
China Unicom Ltd.	56,000	78,633
Denway Motors Ltd.	384,000	169,839
Esprit Holdings Ltd.	166,200	1,115,141
Hutchison Whampoa Ltd.	98,000	703,258
Sinofert Holdings Ltd.	226,000	99,741

		2,846,557

India—0.31%

Mahindra & Mahindra Ltd.	2,953	53,905
State Bank of India -GDR	2,551	231,886

		285,791

Indonesia—0.18%

PT Telekomunikasi Indonesia Tbk	186,500	165,899

Italy—1.36%

Eni S.p.A.	50,864	1,273,497

Japan—9.51%

Canon Inc.	30,465	1,218,956
FUJIFILM Holdings Corp.	31,340	932,197
Mitsubishi UFJ Financial Group, Inc.	220,030	1,177,233
Murata Manufacturing Co., Ltd.	15,900	749,648
Nippon Telegraph & Telephone Corp.	16,500	761,818
Nissan Motor Co., Ltd. (a)	129,900	872,567
NTT DoCoMo, Inc.	533	849,508
Seven & I Holdings Co., Ltd.	33,200	791,528
Sumitomo Chemical Co., Ltd.	168,000	694,389
Takeda Pharmaceutical Co., Ltd.	20,600	858,455

		8,906,299

Mexico—0.35%

America Movil S.A.B de C.V. -Series L	79,100	173,173
Grupo Financiero Banorte S.A.B. de C.V. -Class O	47,300	158,256

		331,429

Netherlands—4.08%

Heineken N.V.	25,200	1,161,808
TNT N.V.	57,415	1,543,577
Unilever N.V.	38,768	1,119,135

		3,824,520

Norway—0.98%

StatoilHydro A.S.A.	40,700	915,281

Russia—0.37%

Gazprom -ADR	6,376	149,022
LUKOIL -ADR	3,550	194,718

		343,740

South Africa—0.78%

Barloworld Ltd.	19,496	127,546
See accompanying notes which are an integral part of this schedule.
AIM Global Core Equity Fund

	Shares	Value

South Africa—(continued)
Sasol Ltd.	3,428	$130,381
Standard Bank Group Ltd.	13,727	177,799
Steinhoff International Holdings Ltd. (a)	87,939	194,044
Tiger Brands Ltd.	5,068	101,556

		731,326

South Korea—1.02%

Daelim Industrial Co., Ltd.	1,870	114,215
Hyundai Mobis	1,432	200,336
LG Electronics Inc.	461	48,919
Lotte Shopping Co., Ltd.	275	74,004
POSCO	592	245,520
Samsung Electronics Co., Ltd.	397	273,768

		956,762

Spain—3.34%

Banco Santander S.A.	137,253	2,217,462
Iberdrola S.A.	92,255	906,726

		3,124,188

Switzerland—5.68%

ACE Ltd. (a)	22,639	1,210,281
Holcim Ltd. (a)	16,746	1,151,917
Novartis AG	15,245	765,242
Swisscom AG	3,060	1,095,949

Zurich Financial Services AG	4,596	1,095,225

		5,318,614

Taiwan—0.42%

AU Optronics Corp. -ADR	12,524	121,230
HTC Corp.	12,650	138,903
Powertech Technology Inc.	44,200	132,815

		392,948

Thailand—0.35%

Bangkok Bank PCL -NVDR	37,000	133,882
Banpu PCL	9,400	120,311
PTT PCL	9,100	71,298

		325,491

Turkey—0.28%

Tupras-Turkiye Petrol Rafinerileri A.S.	9,274	154,365
Turkiye Is Bankasi -Class C	27,633	108,637

		263,002

United Kingdom—13.99%

AstraZeneca PLC	18,557	831,688
BAE Systems PLC	178,370	995,567
BP PLC	139,676	1,237,269
Centrica PLC	309,443	1,244,417
GlaxoSmithKline PLC -ADR	24,265	958,710
HSBC Holdings PLC	135,473	1,550,388
Imperial Tobacco Group PLC	61,322	1,772,105
National Grid PLC	115,775	1,120,688
Royal Dutch Shell PLC -Class B	77,883	2,164,045
Vodafone Group PLC	546,526	1,226,795

		13,101,672

United States—33.19%

3M Co.	20,598	1,520,132
Apache Corp.	10,082	925,830
Apollo Group, Inc. -Class A (a)	15,155	1,116,469
Avon Products, Inc.	29,593	1,004,978
Bank of America Corp.	68,174	1,153,504
Bank of New York Mellon Corp.	39,357	1,140,959
Best Buy Co., Inc.	21,789	817,523
Chevron Corp.	26,478	1,864,846
Coach, Inc.	37,208	1,224,887
ConocoPhillips	29,209	1,319,078
DTE Energy Co.	25,830	907,666
Energen Corp.	22,559	972,293
FedEx Corp.	14,795	1,112,880
GameStop Corp. -Class A (a)	33,442	885,210
International Business Machines Corp.	6,410	766,700
Johnson & Johnson	31,437	1,914,199
Kroger Co. (The)	68,197	1,407,586
Merck & Co., Inc.	54,619	1,727,599
Microsoft Corp.	40,875	1,058,254
Oracle Corp.	67,371	1,404,012
Parker Hannifin Corp.	19,140	992,218
Pfizer Inc.	54,200	897,010
Philip Morris International Inc.	16,910	824,193
Seagate Technology	65,678	998,962
Stryker Corp.	18,490	840,001
Teradata Corp. (a)	43,051	1,184,764
Valero Energy Corp.	56,717	1,099,743

		31,081,496

Total Common Stocks & Other Equity Interests (Cost $90,341,158)		91,751,104

Preferred Stocks—1.20%

Brazil—0.22%

Banco Bradesco S.A. —Pfd.	3,300	65,833
Usinas Siderurgicas de Minas Gerais S.A. —Class A —Pfd.	5,400	142,803

		208,636

Germany—0.98%
Porsche Automobile Holding S.E. —Pfd.	11,651	916,423

Total Preferred Stocks (Cost $1,042,486)		1,125,059

Money Market Funds—0.60%

Liquid Assets Portfolio-Institutional Class (b)	278,851	278,851
Premier Portfolio-Institutional Class (b)	278,851	278,851

Total Money Market Funds (Cost $557,702)		557,702

TOTAL INVESTMENTS—99.78% (Cost $91,941,346)		93,433,865

OTHER ASSETS LESS LIABILITIES—0.22%		208,082

NET ASSETS—100.00%		$93,641,947

See accompanying notes which are an integral part of this schedule.
AIM Global Core Equity Fund

Investment Abbreviations:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
Pfd.	— Preferred
REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
AIM Global Core Equity Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
AIM Global Core Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
              The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Australia	$—	$2,855,097	$—	$2,855,097
Bermuda	897,736	—	—	897,736
Brazil	840,535	—	—	840,535
Canada	3,654,731	—	—	3,654,731
China	106,531	303,760	—	410,291
Egypt	126,878	51,025	—	177,903
Finland	1,271,399	—	—	1,271,399
France	3,653,532	2,002,405	—	5,655,937
Germany	1,906,640	1,017,382	—	2,924,022
Hong Kong	178,374	2,668,183	—	2,846,557
India	231,886	53,905	—	285,791
Indonesia	—	165,899	—	165,899
Italy	1,273,497	—	—	1,273,497
Japan	1,641,036	7,265,263	—	8,906,299
Mexico	331,429	—	—	331,429
Netherlands	2,662,712	1,161,808	—	3,824,520
Norway	915,281	—	—	915,281
Russia	343,740	—	—	343,740
South Africa	101,556	629,770	—	731,326
South Korea	—	956,762	—	956,762
Spain	3,124,188	—	—	3,124,188
Switzerland	2,306,230	3,012,384	—	5,318,614
Taiwan	121,230	271,718	—	392,948
Thailand	—	325,491	—	325,491
Turkey	154,365	108,637	—	263,002
United Kingdom	8,150,396	4,951,276	—	13,101,672
United States	31,639,198	—	—	31,639,198

Total Investments	$65,633,100	$27,800,765	$—	$93,433,865

AIM Global Core Equity Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $26,952,445 and $38,553,868 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$9,439,457
Aggregate unrealized (depreciation) of investment securities	(9,048,254)

Net unrealized appreciation of investment securities	$391,203

Cost of investments for tax purposes is $93,042,662.
AIM Global Core Equity Fund

AIM International Small Company Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	ISC-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investment
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—87.45%

Austria—1.45%
Andritz AG	125,760	$6,271,859

Brazil—7.30%

American Banknote S.A. (a)	325,900	3,161,569
American Banknote S.A.	1,151,700	11,172,687
Equatorial Energia S.A.	1,732,800	17,152,224

		31,486,480

Canada—12.04%

Aastra Technologies Ltd. (b)	143,900	3,166,364
Bird Construction Income Fund	120,000	3,683,203
Calian Technologies Ltd.	142,000	2,348,393
Computer Modelling Group Ltd.	135,000	1,972,784
CYBERplex Inc. (b)	2,000,000	2,466,681
Descartes Systems Group Inc. (The) (b)	500,000	2,756,329
Glentel Inc.	217,100	2,957,511
Groupe Aeroplan, Inc.	349,200	3,230,119
Highpine Oil & Gas Ltd. (b)	690,000	4,596,716
Le Chateau Inc.	291,000	3,371,505
MI Developments, Inc. — Class A	140,008	1,888,708
MOSAID Technologies Inc.	142,000	2,396,156
Onex Corp.	221,600	5,437,178
Reitmans (Canada) Ltd. -Class A	291,700	4,311,734
Sierra Wireless Inc. (b)	320,000	3,196,221
Total Energy Services Inc.	914,790	4,145,455

		51,925,057

China—1.40%

Xinyi Glass Holdings Co. Ltd.	8,648,000	6,026,034

Germany—2.13%

Wirecard AG	773,129	9,209,383

Greece—4.69%

Intralot S.A.	1,172,600	8,118,523
Jumbo S.A.	918,000	12,127,299

		20,245,822

Hong Kong—5.38%

First Pacific Co. Ltd.	20,972,000	14,044,384
Paliburg Holdings Ltd.	22,942,170	5,535,688
Regal Hotels International Holdings Ltd.	10,367,400	3,626,290

		23,206,362

Ireland—4.60%

DCC PLC	318,895	8,255,930
Paddy Power PLC	380,171	11,573,350

		19,829,280

Italy—0.61%

Cementir Holding S.p.A.	506,106	2,653,275

Japan—4.17%

EXEDY Corp.	329,900	7,212,088
Nippon Ceramic Co., Ltd.	508,700	7,205,815
Nishio Rent All Co., Ltd.	116,100	922,360
Noritsu Koki Co., Ltd.	296,800	2,660,974

		18,001,237

Malaysia—5.54%

IGB Corp. Berhad	27,777,100	14,329,691
Parkson Holdings Berhad	6,517,060	9,581,964

		23,911,655

Netherlands—2.35%

Aalberts Industries N.V.	518,984	6,979,489
Koninklijke BAM Groep N.V.	273,489	3,163,252

		10,142,741

New Zealand—1.11%

Freightways Ltd.	2,172,027	4,802,544

Norway—3.15%

Petroleum Geo-Services A.S.A. (b)	269,200	2,637,747
TGS Nopec Geophysical Co. A.S.A. (b)	732,423	10,968,042

		13,605,789

Philippines—4.41%

Energy Development Corp. (a)	4,405,000	436,054
Energy Development Corp.	44,282,000	4,383,501
First Gen Corp. (b)	11,816,100	3,978,995
Globe Telecom, Inc.	208,740	4,315,146
Manila Water Co.	18,093,500	5,924,464

		19,038,160

South Korea—1.98%

CJ Corp.	63,059	2,967,703
Lotte Confectionery Co., Ltd.	5,291	5,560,255

		8,527,958

Sweden—1.61%

Oriflame Cosmetics S.A. -SDR	135,400	6,934,480

Switzerland—1.72%

Aryzta AG	185,041	7,405,927

Taiwan—0.41%

Hung Poo Real Estate Development Corp.	1,098,242	1,759,922

Thailand—4.05%

BEC World PCL	6,033,500	4,077,666
CP ALL PCL	8,782,200	5,278,776
Major Cineplex Group PCL	13,939,300	3,501,500
See accompanying notes which are an integral part of this schedule.
AIM International Small Company Fund

	Shares	Value

Thailand—(continued)

Siam Commercial Bank PCL	1,822,100	$4,596,785

		17,454,727

United Kingdom—17.35%

Amlin PLC	693,960	4,253,774
Chemring Group PLC	101,894	3,980,379
Game Group PLC	1,412,562	3,605,679
Halma PLC	882,852	3,062,120
Homeserve PLC	424,217	10,794,580
IG Group Holdings PLC	1,060,852	5,659,710
Informa PLC	1,166,809	5,881,863
Kier Group PLC	452,426	8,554,742
Lancashire Holdings Ltd.	934,000	7,628,557
Mitie Group PLC	2,967,423	11,966,615
Playtech Ltd.	334,000	2,060,670
Savills PLC	529,930	2,817,185
VT Group PLC	511,772	4,613,497

		74,879,371

Total Common Stocks & Other Equity Interests (Cost $336,765,094)		377,318,063

Preferred Stocks—1.18%

Canada—0.16%

FirstService Corp. -Series 1, 7% Pfd.	36,320	699,160

Germany—1.02%
Fuchs Petrolub AG -Pfd.	59,694	4,382,642

Total Preferred Stocks (Cost $5,025,451)		5,081,802

Money Market Funds—9.04%

Liquid Assets Portfolio-Institutional Class (c)	19,510,793	19,510,793
Premier Portfolio-Institutional Class (c)	19,510,793	19,510,793

Total Money Market Funds (Cost $39,021,586)		39,021,586

TOTAL INVESTMENTS—97.67% (Cost $380,812,131)		421,421,451

OTHER ASSETS LESS LIABILITIES—2.33%		10,055,361

NET ASSETS—100.00%		$431,476,812

Investment Abbreviations:

Pfd.	— Preferred
SDR	— Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2009 was $3,597,623, which represented 0.83% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
AIM International Small Company Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
AIM International Small Company Fund

E.	Foreign Currency Contracts — (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Austria	$—	$6,271,859	$—	$6,271,859
Brazil	31,486,480	—	—	31,486,480
Canada	52,624,217	—	—	52,624,217
China	—	6,026,034	—	6,026,034
Germany	4,382,642	9,209,383	—	13,592,025
Greece	8,118,523	12,127,299	—	20,245,822
Hong Kong	—	23,206,362	—	23,206,362
Ireland	19,829,280	—	—	19,829,280
Italy	2,653,275	—	—	2,653,275
Japan	—	18,001,237	—	18,001,237
Malaysia	—	23,911,655	—	23,911,655
Netherlands	10,142,741	—	—	10,142,741
New Zealand	—	4,802,544	—	4,802,544
Norway	10,968,042	2,637,747	—	13,605,789
Philippines	5,924,464	13,113,696	—	19,038,160
South Korea	—	8,527,958	—	8,527,958
Sweden	—	6,934,480	—	6,934,480
Switzerland	7,405,927	—	—	7,405,927
Taiwan	—	1,759,922	—	1,759,922
Thailand	4,596,785	12,857,942	—	17,454,727
United Kingdom	46,216,685	28,662,686	—	74,879,371
United States	39,021,586	—	—	39,021,586

Total Investments	243,370,647	178,050,804	—	421,421,451

AIM International Small Company Fund

NOTE 3 — Investments in Other Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended September 30, 2009.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	12/31/08	Cost	Sales	Appreciation	Gain (Loss)	09/30/09	Income

Lion Diversified Holdings Berhad(a)	$2,566,238	$—	$(1,819,873)	$11,250,521	$(11,996,886)	$—	$—
Transat A.T. Inc. — Class A(a)	1,554,712	—	(856,354)	1,390,496	(2,088,854)	—	—

Total Investments in Other Affiliates	$4,120,950	$—	$(2,676,227)	$12,641,017	$(14,085,740)	$—	$—

(a)	As of September 30, 2009, the security is no longer considered an affiliate of the fund.
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $63,520,806 and $67,539,209, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$76,216,138
Aggregate unrealized (depreciation) of investment securities	(36,414,174)

Net unrealized appreciation of investment securities	$39,801,964

Cost of investments for tax purposes is $381,619,487.
AIM International Small Company Fund

AIM Mid Cap Basic Value Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	MCBV-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments(a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks—98.71%

Advertising—4.39%

Interpublic Group of Cos., Inc. (The) (b)	887,060	$6,670,691

Omnicom Group Inc.	40,600	1,499,764

		8,170,455

Apparel Retail—2.45%

Abercrombie & Fitch Co. -Class A	138,400	4,550,592

Apparel, Accessories & Luxury Goods—4.88%

Gildan Activewear Inc. (Canada)(b)(c)	160,800	3,170,976

Liz Claiborne, Inc.	1,197,340	5,902,886

		9,073,862

Application Software—2.74%

Fair Isaac Corp.	237,412	5,101,984

Asset Management & Custody Banks—2.89%

Legg Mason, Inc.	173,100	5,371,293

Auto Parts & Equipment—3.35%

WABCO Holdings Inc.	296,722	6,231,162

Brewers—1.65%

Molson Coors Brewing Co. -Class B	63,020	3,067,814

Casinos & Gaming—0.99%

International Game Technology	85,646	1,839,676

Communications Equipment—2.79%

Plantronics, Inc.	193,962	5,200,121

Computer Hardware—2.34%

Dell Inc. (b)	285,789	4,361,140

Construction & Engineering—2.09%

Shaw Group Inc. (The) (b)	121,002	3,882,954

Consumer Electronics—3.49%

Harman International Industries, Inc.	191,945	6,503,097

Consumer Finance—3.16%

American Express Co.	64,600	2,189,940

Capital One Financial Corp.	49,125	1,755,236

SLM Corp. (b)	221,400	1,930,608

		5,875,784

Data Processing & Outsourced Services—8.54%

Alliance Data Systems Corp. (b)(c)	102,994	6,290,873

Heartland Payment Systems, Inc.	102,780	1,491,338

VeriFone Holdings, Inc. (b)	424,634	6,747,434

Western Union Co.	72,467	1,371,076

		15,900,721

Education Services—2.60%

Apollo Group, Inc. -Class A (b)	65,596	4,832,457

Electronic Manufacturing Services—4.11%

Flextronics International Ltd. (Singapore)(b)	486,370	3,628,320

Tyco Electronics Ltd. (Switzerland)	180,632	4,024,481

		7,652,801

Health Care Distributors—0.61%

McKesson Corp.	19,075	1,135,916

Health Care Equipment—1.84%

Symmetry Medical Inc. (b)	330,996	3,432,429

Health Care Supplies—3.12%

Cooper Cos., Inc. (The)	195,609	5,815,456

Home Furnishings—2.19%

Tempur-Pedic International Inc. (b)	215,490	4,081,381

Housewares & Specialties—1.88%

Newell Rubbermaid Inc.	222,800	3,495,732

Human Resource & Employment Services—2.30%

Robert Half International, Inc.	170,993	4,278,245

Industrial Conglomerates—0.90%

Tyco International Ltd.	48,657	1,677,693

Industrial Machinery—1.00%

Mueller Water Products, Inc. -Class A	341,270	1,870,160

Insurance Brokers—3.72%

Marsh & McLennan Cos., Inc.	179,788	4,446,157

National Financial Partners Corp. (b)	283,891	2,475,530

		6,921,687

Investment Banking & Brokerage—1.94%

FBR Capital Markets Corp. (b)	609,493	3,614,293

Life Sciences Tools & Services—1.74%

Waters Corp. (b)	57,850	3,231,501

Movies & Entertainment—2.71%

Viacom Inc. -Class B (b)	179,724	5,039,461

Office Electronics—1.80%

Xerox Corp.	433,104	3,352,225

Office Services & Supplies—1.09%

Interface, Inc. -Class A	243,887	2,024,262

Personal Products—1.18%

Bare Escentuals, Inc. (b)	184,782	2,197,058

See accompanying notes which are an integral part of this schedule.
AIM Mid Cap Basic Value Fund

	Shares	Value

Property & Casualty Insurance—3.18%

XL Capital Ltd. -Class A	338,812	$5,915,658

Regional Banks—2.32%

Zions Bancorp. (c)	240,641	4,324,319

Semiconductor Equipment—7.76%

ASML Holding N.V. (Netherlands)	305,703	9,014,986

Brooks Automation, Inc. (b)	82,516	637,848

KLA-Tencor Corp.	133,557	4,789,354

		14,442,188

Specialized Consumer Services—3.08%

Weight Watchers International, Inc.	209,007	5,735,152

Specialized Finance—1.89%

Moody’s Corp.	172,303	3,525,319

Total Common Stocks (Cost $174,520,586)		183,726,048

Money Market Funds—1.86%

Liquid Assets Portfolio-Institutional Class (d)	1,733,044	1,733,044
Premier Portfolio-Institutional Class (d)	1,733,044	1,733,044

Total Money Market Funds (Cost $3,466,088)		3,466,088

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.57% (Cost $177,986,674)		187,192,136

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—4.33%

Liquid Assets Portfolio -Institutional Class (Cost $8,058,848)(d)(e)	8,058,848	8,058,848

TOTAL INVESTMENTS—104.90% (Cost $186,045,522)		195,250,984

OTHER ASSETS LESS LIABILITIES—(4.90)%		(9,120,185)

NET ASSETS—100.00%		$186,130,799

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2009.

(d)	The money market fund and the Fund are affiliated by having the same investment advisor.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
AIM Mid Cap Basic Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
AIM Mid Cap Basic Value Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes
AIM Mid Cap Basic Value Fund

E.	Foreign Currency Translations — (continued)

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$186,235,998	$9,014,986	$—	$195,250,984

AIM Mid Cap Basic Value Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $69,631,378 and $55,652,122 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$39,715,484

Aggregate unrealized (depreciation) of investment securities	(31,552,775)

Net unrealized appreciation of investment securities	$8,162,709

Cost of investments for tax purposes is $187,088,275.
AIM Mid Cap Basic Value Fund

AIM Select Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	SEQ-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments (a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.82%

Aerospace & Defense—1.47%

United Technologies Corp.	50,700	$3,089,151

Agricultural Products—1.43%

Archer-Daniels-Midland Co.	102,700	3,000,894

Apparel Retail—5.67%

Aeropostale, Inc. (b)	96,900	4,212,243

Chico’s FAS, Inc. (b)	7,900	102,700

Foot Locker, Inc.	178,700	2,135,465

Gap, Inc. (The)	182,700	3,909,780

Ross Stores, Inc.	32,700	1,562,079

		11,922,267

Apparel, Accessories & Luxury Goods—0.84%

Jones Apparel Group, Inc.	99,000	1,775,070

Application Software—0.08%

Net 1 UEPS Technologies, Inc. (b)	8,200	171,872

Automobile Manufacturers—1.18%

Ford Motor Co. (b)	343,400	2,475,914

Automotive Retail—1.11%

AutoNation, Inc. (b)	89,600	1,619,968

Lithia Motors, Inc. -Class A	18,900	294,651

Penske Automotive Group, Inc.	5,900	113,162

Sonic Automotive, Inc. -Class A	28,900	303,450

		2,331,231

Biotechnology—4.28%

Amgen Inc. (b)	78,300	4,716,009

Biogen Idec Inc. (b)	70,800	3,576,816

Myriad Pharmaceuticals Inc. (b)	56,200	329,332

PDL BioPharma Inc.	48,500	382,180

		9,004,337

Communications Equipment—1.61%

3Com Corp. (b)	298,700	1,562,201

F5 Networks, Inc. (b)	28,100	1,113,603

Harris Stratex Networks, Inc. — Class A (b)	46,900	328,300

InterDigital, Inc. (b)	16,600	384,456

		3,388,560

Computer & Electronics Retail—2.33%

RadioShack Corp.	172,200	2,853,354

Rent-A-Center, Inc. (b)	108,800	2,054,144

		4,907,498

Computer Hardware—6.78%

Apple Inc. (b)	39,650	7,349,920

International Business Machines Corp.	57,700	6,901,497

		14,251,417

Computer Storage & Peripherals—2.33%

QLogic Corp. (b)	89,400	1,537,680

Western Digital Corp. (b)	92,200	3,368,066

		4,905,746

Construction & Engineering—0.04%

Dycom Industries, Inc. (b)	6,800	83,640

Construction, Farm Machinery & Heavy Trucks—0.73%

Navistar International Corp. (b)	6,700	250,714

Oshkosh Corp.	41,700	1,289,781

		1,540,495

Consumer Electronics—0.51%

Garmin Ltd.	28,600	1,079,364

Data Processing & Outsourced Services—0.19%

Broadridge Financial Solutions Inc.	19,600	393,960

Department Stores—0.68%

Macy’s, Inc.	78,300	1,432,107

Education Services—2.21%

Apollo Group, Inc. -Class A (b)	50,900	3,749,803

Career Education Corp. (b)	8,100	197,478

Corinthian Colleges, Inc. (b)	13,000	241,280

ITT Educational Services, Inc. (b)	4,200	463,722

		4,652,283

General Merchandise Stores—0.69%

Big Lots, Inc. (b)	53,500	1,338,570

Family Dollar Stores, Inc.	4,500	118,800

		1,457,370

Health Care Facilities—0.37%

Health Management Associates, Inc. -Class A (b)	89,600	671,104

HealthSouth Corp. (b)	6,600	103,224

		774,328

Health Care Services—0.54%

Omnicare, Inc.	50,700	1,141,764

Home Improvement Retail—1.39%

Home Depot, Inc. (The)	110,000	2,930,400

See accompanying notes which are an integral part of this schedule.
AIM Select Equity Fund

	Shares	Shares

Homebuilding—3.24%

D.R. Horton, Inc.	280,600	$3,201,646

KB Home	136,300	2,263,943

M.D.C. Holdings, Inc.	4,500	156,330

NVR, Inc. (b)	480	305,938

Ryland Group, Inc. (The)	42,100	887,047

		6,814,904

Household Products—1.66%

Procter & Gamble Co. (The)	60,300	3,492,576

Hypermarkets & Super Centers—1.84%

Wal-Mart Stores, Inc.	78,900	3,873,201

Independent Power Producers & Energy Traders—1.71%

Mirant Corp. (b)	218,300	3,586,669

Industrial Conglomerates—3.06%

General Electric Co.	391,600	6,430,072

Industrial Machinery—0.12%

John Bean Technologies Corp.	14,200	258,014

Integrated Oil & Gas—10.05%

Chevron Corp.	70,200	4,944,186

ConocoPhillips	21,300	961,908

Exxon Mobil Corp.	142,400	9,770,064

Occidental Petroleum Corp.	69,600	5,456,640

		21,132,798

Integrated Telecommunication Services—4.39%

AT&T Inc.	228,700	6,177,187

Qwest Communications International Inc.	116,500	443,865

Verizon Communications Inc.	86,000	2,603,220

		9,224,272

Internet Retail—0.22%

Netflix Inc. (b)	10,000	461,700

Internet Software & Services—0.52%

EarthLink, Inc.	11,900	100,079

eBay Inc. (b)	20,700	488,727

ValueClick, Inc. (b)	38,900	513,091

		1,101,897

Investment Banking & Brokerage—2.42%

Goldman Sachs Group, Inc. (The)	27,550	5,078,843

Life & Health Insurance—2.35%

Aflac, Inc.	84,300	3,602,982

Prudential Financial, Inc.	27,000	1,347,570

		4,950,552

Managed Health Care—1.91%

Humana Inc. (b)	11,800	440,140

UnitedHealth Group Inc.	143,200	3,585,728

		4,025,868

Mortgage REIT’s—0.29%

Anworth Mortgage Asset Corp.	77,300	609,124

Oil & Gas Drilling—0.17%

Seahawk Drilling Inc. (b)	11,800	366,862

Oil & Gas Refining & Marketing—0.22%

World Fuel Services Corp.	9,400	451,858

Paper Packaging—1.09%

Temple-Inland Inc.	140,100	2,300,442

Pharmaceuticals—7.07%

Bristol-Myers Squibb Co.	12,800	288,256

Eli Lilly and Co.	109,100	3,603,573

Forest Laboratories, Inc. (b)	73,800	2,172,672

Johnson & Johnson	1,900	115,691

Merck & Co., Inc.	39,100	1,236,733

Pfizer Inc.	125,200	2,072,060

Schering-Plough Corp.	30,100	850,325

Valeant Pharmaceuticals International (b)	118,800	3,333,528

Wyeth	24,600	1,195,068

		14,867,906

Property & Casualty Insurance—5.54%

Aspen Insurance Holdings Ltd.	114,900	3,041,403

Axis Capital Holdings Ltd.	9,100	274,638

Chubb Corp. (The)	34,300	1,729,063

Travelers Cos., Inc. (The)	65,000	3,199,950

XL Capital Ltd. -Class A	195,400	3,411,684

		11,656,738

Publishing—0.37%

Gannett Co., Inc.	62,000	775,620

Reinsurance—0.19%

RenaissanceRe Holdings Ltd.	7,400	405,224

Restaurants—0.20%

Brinker International, Inc.	26,200	412,126

Semiconductors—3.02%

Cypress Semiconductor Corp. (b)	71,800	741,694

Marvell Technology Group Ltd. (b)	134,000	2,169,460

Texas Instruments Inc.	145,100	3,437,419

		6,348,573

Soft Drinks—0.05%

Dr. Pepper Snapple Group, Inc. (b)	3,900	112,125

Specialized REIT’s—1.44%

Public Storage	40,200	3,024,648

Specialty Stores—0.06%

Barnes & Noble, Inc.	5,500	122,210

Steel—0.23%

Reliance Steel & Aluminum Co.	5,300	225,568

Schnitzer Steel Industries, Inc. — Class A	4,900	260,925

		486,493

See accompanying notes which are an integral part of this schedule.
AIM Select Equity Fund

	Shares	Value

Systems Software—5.04%

Microsoft Corp.	263,700	$6,827,193

Symantec Corp. (b)	229,000	3,771,630

		10,598,823

Trucking—2.40%

Avis Budget Group, Inc. (b)	172,200	2,300,592

Dollar Thrifty Automotive Group, Inc. (b)	111,800	2,749,162

		5,049,754

Wireless Telecommunication Services—1.49%

Sprint Nextel Corp. (b)	790,400	3,122,080

Total Common Stocks & Other Equity Interests (Cost $181,777,082)		207,851,640

	Principal
	Amount
U.S. Treasury Bills—0.34%

0.09%, 12/17/09 (c)(d) (Cost $719,861)	$720,000	719,897

	Shares
Money Market Funds—1.05%

Liquid Assets Portfolio-Institutional Class (e)	1,104,382	1,104,382
Premier Portfolio-Institutional Class (e)	1,104,382	1,104,382

Total Money Market Funds (Cost $2,208,764)		2,208,764

TOTAL INVESTMENTS—100.21% (Cost $184,705,707)		210,780,301

OTHER ASSETS LESS LIABILITIES—(0.21)%		(448,812)

NET ASSETS—100.00%		$210,331,489

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
AIM Select Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
AIM Select Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$210,060,404	$—	$—	$210,060,404

U.S. Treasury Debt Securities	—	719,897	—	719,897

				210,780,301

Other Investments*	67,224	—	—	67,224

Total Investments	$210,127,628	$719,897	$—	$210,847,525

*	Other Investments includes futures, which are included at unrealized appreciation.
NOTE 3 — Derivative Investments
Open Futures Contracts at Period-End

	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation

S&P 500 E-Mini Futures	47	December-2009/Long	$2,474,315	$67,224

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $133,321,411 and $141,510,204, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$27,521,882

Aggregate unrealized (depreciation) of investment securities	(6,253,538)

Net unrealized appreciation of investment securities	$21,268,344

Cost of investments for tax purposes is $189,511,957.
AIM Select Equity Fund

AIM Small Cap Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	SCE-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments(a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.74%

Advertising—1.14%

Interpublic Group of Cos., Inc. (The) (b)	684,735	$5,149,207

Aerospace & Defense—2.48%

AAR Corp. (b)	216,092	4,741,059

Aerovironment Inc. (b)(c)	103,482	2,906,809

Curtiss-Wright Corp.	105,031	3,584,708

		11,232,576

Airlines—0.73%

Allegiant Travel Co. (b)(c)	86,604	3,298,746

Apparel Retail—2.04%

Citi Trends Inc. (b)	141,834	4,038,014

J. Crew Group, Inc. (b)	145,877	5,225,314

		9,263,328

Apparel, Accessories & Luxury Goods—3.03%

Carter’s, Inc. (b)	173,809	4,640,700

Phillips-Van Heusen Corp.	131,371	5,621,365

Volcom, Inc. (b)	209,930	3,459,647

		13,721,712

Application Software—2.79%

Blackbaud, Inc.	192,186	4,458,715

Parametric Technology Corp. (b)	272,993	3,772,763

Quest Software, Inc. (b)	261,522	4,406,646

		12,638,124

Asset Management & Custody Banks—2.15%

Affiliated Managers Group, Inc. (b)	53,329	3,466,918

GAMCO Investors, Inc. —Class A	65,958	3,014,281

SEI Investments Co.	166,776	3,282,152

		9,763,351

Auto Parts & Equipment—0.87%

TRW Automotive Holdings Corp. (b)	235,229	3,940,086

Biotechnology—0.44%

InterMune, Inc. (b)(c)	126,129	2,009,235

Casinos & Gaming—1.00%

Bally Technologies Inc. (b)	118,097	4,531,382

Communications Equipment—2.20%

Arris Group Inc. (b)	477,911	6,217,622

Comtech Telecommunications Corp. (b)	113,463	3,769,241

Lantronix Inc.-Wts. expiring 02/09/11(d)	2,606	0

		9,986,863

Construction & Engineering—1.73%

MYR Group Inc. (b)	206,244	4,349,686

Northwest Pipe Co. (b)	103,966	3,485,980

		7,835,666

Construction, Farm Machinery & Heavy Trucks—0.78%

Titan International, Inc.	201,806	1,796,074

Trinity Industries, Inc.	101,212	1,739,834

		3,535,908

Data Processing & Outsourced Services—2.95%

CyberSource Corp. (b)	271,582	4,527,272

Euronet Worldwide, Inc. (b)	187,275	4,500,218

Wright Express Corp. (b)	147,630	4,356,561

		13,384,051

Diversified Chemicals—0.92%

FMC Corp.	73,764	4,149,225

Diversified Metals & Mining—0.94%

Compass Minerals International, Inc.	69,199	4,264,042

Diversified Support Services—0.61%

EnerNOC, Inc. (b)(c)	84,021	2,786,136

Electrical Components & Equipment—3.30%

Baldor Electric Co.	162,413	4,440,371

Belden Inc.	155,746	3,597,733

General Cable Corp. (b)	94,530	3,700,850
GrafTech International Ltd. (b)	219,016	3,219,535

		14,958,489

Electronic Equipment & Instruments—1.35%

OSI Systems, Inc. (b)	201,435	3,684,246

Rofin-Sinar Technologies, Inc. (b)	105,605	2,424,691

		6,108,937

Environmental & Facilities Services—2.74%

ABM Industries Inc.	264,964	5,574,843

Team, Inc. (b)	189,631	3,214,245

Waste Connections, Inc. (b)	125,640	3,625,970

		12,415,058

Gas Utilities—1.50%

Energen Corp.	73,839	3,182,461

UGI Corp.	144,917	3,631,620

		6,814,081

General Merchandise Stores—0.64%

Pantry, Inc. (The) (b)	183,666	2,879,883

See accompanying notes which are an integral part of this schedule.
AIM Small Cap Equity Fund

	Shares	Value

Health Care Distributors—0.93%

Owens & Minor, Inc.	92,641	$4,192,005

Health Care Equipment—0.93%

Invacare Corp.	188,502	4,199,825

Health Care Facilities—1.87%

Skilled Healthcare Group Inc. —Class A(b)	419,845	3,371,355

Universal Health Services, Inc. —Class B	82,321	5,098,140

		8,469,495

Health Care Services—1.89%

Emdeon, Inc. — Class A (b)	276,345	4,476,789

Gentiva Health Services, Inc. (b)	164,265	4,108,268

		8,585,057

Health Care Supplies—2.04%

Haemonetics Corp. (b)	71,792	4,028,967

Quidel Corp. (b)	319,932	5,192,496

		9,221,463

Health Care Technology—1.28%

athenahealth Inc. (b)(c)	52,360	2,009,053

Omnicell, Inc. (b)	341,667	3,806,171

		5,815,224

Home Furnishings—1.00%

Ethan Allen Interiors Inc. (c)	275,371	4,543,621

Hotels, Resorts & Cruise Lines—0.28%

Red Lion Hotels Corp. (b)	216,883	1,247,077

Industrial Machinery—2.67%

Chart Industries, Inc. (b)	138,406	2,988,185

RBC Bearings Inc. (b)	147,855	3,449,457

Valmont Industries, Inc.	66,249	5,643,090

		12,080,732

Insurance Brokers—1.54%

Arthur J. Gallagher & Co.	167,490	4,081,731
eHealth, Inc. (b)	200,980	2,918,230

		6,999,961

Integrated Telecommunication Services—2.45%

Alaska Communications Systems Group Inc.	466,783	4,317,743

Cincinnati Bell Inc. (b)	1,406,223	4,921,780

NTELOS Holdings Corp.	106,025	1,872,402

		11,111,925

Internet Software & Services—1.22%

Open Text Corp. (Canada)(b)	148,208	5,532,605

Investment Banking & Brokerage—1.26%

KBW Inc. (b)(c)	176,623	5,690,793
Teton Advisors, Inc. —Class B (b)	1,420	3,906

		5,694,699

IT Consulting & Other Services—0.99%

CACI International Inc. —Class A (b)	94,970	4,489,232

Life Sciences Tools & Services—1.39%

Dionex Corp. (b)	62,814	4,081,026

eResearch Technology, Inc. (b)	319,254	2,234,778

		6,315,804

Marine—0.70%

DryShips Inc. (Greece)	477,296	3,164,472

Metal & Glass Containers—0.93%

AptarGroup, Inc.	112,499	4,202,963

Movies & Entertainment—0.96%

World Wrestling Entertainment, Inc. —Class A	309,003	4,329,132

Office REIT’s—0.75%

Alexandria Real Estate Equities, Inc. (c)	62,168	3,378,831

Oil & Gas Equipment & Services—4.46%

Complete Production Services, Inc. (b)	530,171	5,990,932

Dresser-Rand Group, Inc. (b)	146,709	4,558,249

Lufkin Industries, Inc.	70,262	3,736,533

Oceaneering International, Inc. (b)	104,203	5,913,520

		20,199,234

Oil & Gas Exploration & Production—4.19%

Arena Resources, Inc. (b)	112,456	3,992,188

Comstock Resources, Inc. (b)	118,697	4,757,376

Forest Oil Corp. (b)	278,418	5,448,640

Penn Virginia Corp.	209,881	4,808,374

		19,006,578

Packaged Foods & Meats—1.57%

Flowers Foods, Inc.	128,038	3,366,119

TreeHouse Foods, Inc. (b)	105,626	3,767,679

		7,133,798

Pharmaceuticals—2.90%

Biovail Corp. (Canada)(b)	303,941	4,689,810

ViroPharma Inc. (b)	406,102	3,906,701

VIVUS, Inc. (b)	434,810	4,543,764

		13,140,275

Property & Casualty Insurance—1.61%

FPIC Insurance Group, Inc. (b)	113,747	3,816,212

Hanover Insurance Group Inc. (The)	84,557	3,494,741

		7,310,953

Regional Banks—4.31%

BancFirst Corp.	73,688	2,721,298

Commerce Bancshares, Inc.	110,923	4,130,772

Community Trust Bancorp, Inc.	129,230	3,381,949

First Financial Bankshares, Inc. (c)	64,412	3,185,818

FirstMerit Corp.	175,087	3,331,915

See accompanying notes which are an integral part of this schedule.
AIM Small Cap Equity Fund

	Shares	Value

Regional Banks—(continued)

Texas Capital Bancshares, Inc. (b)	164,563	$2,771,241

		19,522,993

Restaurants—3.70%

Brinker International, Inc.	226,096	3,556,490

DineEquity, Inc.	124,724	3,086,919

Papa John’s International, Inc. (b)	128,683	3,161,741

Sonic Corp. (b)	343,871	3,803,213

Texas Roadhouse, Inc. —Class A (b)	296,751	3,151,496

		16,759,859

Semiconductor Equipment—2.97%

ATMI, Inc. (b)	208,296	3,780,572

Cymer, Inc. (b)	130,937	5,088,212

MKS Instruments, Inc. (b)	237,926	4,589,593

		13,458,377

Semiconductors—2.28%

ON Semiconductor Corp. (b)	587,506	4,846,925

Semtech Corp. (b)	321,844	5,474,566

		10,321,491

Specialized REIT’s—2.61%

LaSalle Hotel Properties	263,196	5,174,433

Senior Housing Properties Trust	175,040	3,345,015

Universal Health Realty Income Trust	101,975	3,319,286

		11,838,734

Specialty Chemicals—0.67%

Zep, Inc.	185,767	3,018,714

Systems Software—1.41%

Ariba Inc. (b)	549,071	6,369,224

Technology Distributors—0.82%

Anixter International Inc. (b)	92,166	3,696,778

Trading Companies & Distributors—0.95%

Beacon Roofing Supply, Inc. (b)	269,073	4,299,786

Trucking—2.57%

Landstar System, Inc.	112,614	4,286,089

Marten Transport, Ltd. (b)	170,757	2,913,114

Old Dominion Freight Line, Inc. (b)	145,848	4,438,155

		11,637,358

Water Utilities—0.31%

Cascal N.V. (United Kingdom)	226,201	1,425,066

Total Common Stocks & Other Equity Interests (Cost $421,146,161)		447,379,427

Money Market Funds—0.83%

Liquid Assets Portfolio-Institutional Class (e)	1,889,998	$1,889,998

Premier Portfolio-Institutional Class (e)	1,889,998	1,889,998

Total Money Market Funds (Cost $3,779,996)		3,779,996

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.57% (Cost $424,926,157)		451,159,423

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—3.34%
Liquid Assets Portfolio —Institutional Class (Cost $15,142,439)(e)(f)	15,142,439	15,142,439

TOTAL INVESTMENTS—102.91% (Cost $440,068,596)		466,301,862

OTHER ASSETS LESS LIABILITIES—(2.91)%		(13,197,543)

NET ASSETS—100.00%		$453,104,319

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2009.

(d)	Non-income producing security acquired through a corporate action.

(e)	The money market fund and the Fund are affiliated by having the same investment advisor.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
AIM Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
AIM Small Cap Equity Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
AIM Small Cap Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$466,301,862	$—	$0	$466,301,862

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $143,494,674 and $119,479,510, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$72,639,045

Aggregate unrealized (depreciation) of investment securities	(46,825,112)

Net unrealized appreciation of investment securities	$25,813,933

Cost of investments for tax purposes is $440,487,929.
AIM Small Cap Equity Fund

Item 2. Controls and Procedures.
(a)	As of September 21, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 21, 2009, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Funds Group

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 24, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 24, 2009

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 24, 2009

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.